Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 85,269,432	$ 87,927,726
Insured amount	71,499			¥ 500,000
Restricted cash	110,252	880,358
Expected credit losses		44,000	$ 19,000
Intangible assets estimated useful lives	10 years			10 years
Impairment of long-lived assets
Lease terms	12 months			12 months
Percentage of holding securities	10.00%			10.00%
Reportable segment (in Segment) | Segment	1
Operating segment (in Segment) | Segment	1
Employee benefit expenses	$ 721,472	749,459	$ 674,061
Reserve fund after tax profit	25.00%
Statutory reserves	$ 13,580,630	$ 12,087,066
VAT rates	13.00%			13.00%
Balance Sheet [Member] | RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translated	6.9931	7.2993		6.9931
Statements of Operations [Member] | RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translated	7.1875	7.1957	7.0809	7.1875
Land Use Rights [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life for land use right	30 years			30 years
Statutory Surplus Reserve Fund [Member]
Summary of Significant Accounting Policies [Line Items]
Reserve fund after tax profit	10.00%
Registered capital	50.00%
Reserve Fund [Member]
Summary of Significant Accounting Policies [Line Items]
Reserve fund after tax profit	10.00%
Registered capital	50.00%
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Insured amount	$ 71,499			¥ 500,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Credit terms of business customers	30 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Credit terms of business customers	90 days